SHAREHOLDERS EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SHAREHOLDERS EQUITY
Shareholders Equity

8. SHAREHOLDERS’ EQUITY

Shares Outstanding

The table below details the change in Company shares outstanding by class during the three months ended March 31, 2022:

	Subordinate	Super
(in thousands)	Voting Shares	Voting Shares
Balance—December 31, 2021	111,806	203
Issuance of vested restricted stock units	220	-
Balance—March 31, 2022	112,026	203

Warrants

A reconciliation of the beginning and ending balances of warrants outstanding is as follows:

(in thousands)
Balance—December 31, 2021	93,897
Balance—March 31, 2022	93,897

8. SHAREHOLDERS’ EQUITY

Shares Outstanding

The table below details the change in Company shares outstanding by class during year ended December 31, 2021:

	Subordinate	Super
(in thousands)	Voting Shares	Voting Shares
Balance—December 31, 2020	57,617	203
Shares issued in connection with exercise of warrants	1,511	-
Shares issued in connection with conversion of convertible debentures	2,580	-
Shares issued in connection with asset acquisition	30,641	-
Issuance of shares associated with subordinate voting share offering	18,000	-
Issuance of vested restricted stock units	1,290	-
Stock issued in connection with exercised of stock options	167	-
Balance—December 31, 2021	111,806	203

Warrants

A reconciliation of the beginning and ending balances of warrants outstanding is as follows:

(in thousands)
Balance—December 31, 2020	93,898
Warrants issued in conjunction with broker option exercise (1)	163
Warrants issued in conjunction with subordinate voting share offering	9,000
Warrants expired	(358)
Warrants converted into subordinate voting shares	(1,186)
Balance—December 31, 2021	101,517

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(1) Excludes 389 warrants issuable should underwriter options be exercised.